PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details) - yr	Dec. 31, 2023	Dec. 31, 2022
North America [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,046	2,044
Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,053	2,051
Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,043	2,042
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	2,037	2,036
Property, plant and equipment [member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	8.00%	7.70%
Property, plant and equipment [member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	440.00%	430.00%
Property, plant and equipment [member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	500.00%	490.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.40%	8.20%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.70%	8.50%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.80%	4.40%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	510.00%	490.00%
Property, plant and equipment [member] | Contracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	570.00%	540.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Brazil | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.70%	9.50%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Colombia | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.00%	9.70%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Europe | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.80%	4.40%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Bottom of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	630.00%	620.00%
Property, plant and equipment [member] | Uncontracted [Member] | Renewable Power | Top of range | North America [Member] | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	700.00%	670.00%